Note 7 - Long-term Debt - Financing Costs Included in Loan Balances (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Balance, January 1, 2026	$ 1,961
Additions	0
Amortization and write-off	(483)	$ (326)
Balance, December 31,	1,478
Less: Current portion of financing costs	(572)		$ (676)
Financing costs, non-current portion	$ 906